Warrant Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure Text Block [Abstract]
Warrant Liabilities
Note 7 — Warrant Liabilities
As part of Holicity’s initial public offering (“IPO”) in 2020, Holicity issued 9,999,976 warrants to third party investors, and each whole warrant entitled the holder to purchase one share of the Company’s Class A common stock at an exercise price of $11.50 per share (the “Public Warrants”). Simultaneously with the closing of the IPO, Holicity completed the private sale of 5,333,333 warrants to Holicity’s sponsor (“Private Placement Warrants”) and each Private Placement Warrant allowed the sponsor to purchase one share of the Company’s Class A common stock at $11.50 per share.
The Private Placement Warrants and the shares of common stock issuable upon the exercise of the Private Placement Warrants were not transferable, assignable or salable until after the completion of a Business Combination, subject to certain limited exceptions. Additionally, the Private Placement Warrants were exercisable for cash or on a cashless basis, at the holder’s option, and were non-redeemable so long as they were held by the initial purchasers or their permitted transferees. If the Private Placement Warrants were held by someone other than the initial purchasers or their permitted transferees, the Private Placement Warrants will be redeemable by the Company and exercisable by such holders on the same basis as the Public Warrant.
The Company accounted for Public Warrants and Private Placement Warrants as liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in FASB ASC 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC 815, Derivatives and Hedging (“ASC 815”). Specifically, the exercise of the Public and Private Placement Warrants may be settled in cash upon the occurrence of a tender offer or exchange that involves 50% or more of the Company’s Class A shareholders. Because not all of the Company’s shareholders needed to participate in such tender offer or exchange to trigger the potential cash settlement and the Company did not control the occurrence of such an event, the Company concluded that the Public Warrants and Private Placement Warrants did not meet the conditions to be classified in equity. Since the Public and Private Placement Warrants met the definition of a derivative under ASC 815, the Company recorded these warrants as liabilities on the balance sheet at fair value upon the closing of the Business Combination, with subsequent changes in their respective fair values recognized in the consolidated statement of operations at each reporting date.
On November 26, 2021, the Company issued a notice of redemption to redeem all of its Public Warrants and Private Placement Warrants (“Redeemable Warrants”) outstanding as of December 27, 2021. Under the Warrant Agreement, the Company was entitled to redeem not less than all of the outstanding Redeemable Warrants at a Redemption Price of $0.10 per Redeemable Warrant, provided that the last reported sales price of the Class A common stock had been at least $10.00 per share on the trading day prior to the date on which notice of redemption is given, and further provided that there is an effective registration statement covering the shares of Class A common stock issuable upon exercise of the Redeemable Warrants and a current prospectus relating thereto, available through the Redemption Date.
Under the notice of redemption, Company required holders of the Redeemable Warrants to exercise their Warrants on a cashless basis, (the “Cashless Exercise Option”) and holders were not permitted to exercise

Redeemable Warrants by paying the $11.50 per share exercise price in cash. Pursuant to the Cashless Exercise Option, an exercising holder of the Redeemable Warrants received a number of shares of Class A common stock (the “Exercise Shares”) equal to the quotient obtained by dividing the product of the number of shares of Class A common stock underlying the Redeemable Warrants, multiplied by the excess of the fair market value of the Class A common stock over the exercise price of the Redeemable Warrants by the fair market value. Since the fair market value was less than the exercise price of the Redeemable Warrants, no Exercise Shares would have been issued if a holder would have elected to exercise its Redeemable Warrant pursuant to the Cashless Exercise Option. Alternatively, holders of the Redeemable Warrants were entitled to elect to receive, in lieu of the redemption price or exercising their Redeemable Warrants pursuant to the Cashless Exercise Option, 0.2560374 shares of Class A common stock for each Redeemable Warrants.
In connection with the redemption, the holders of 9,413,895 Public Warrants and 5,333,333 Private Placement Warrants elected to receive, in lieu of the redemption price, an aggregate 3,775,709 shares of Class A common stock at 0.2560374 shares of Class A Common Stock per Warrant. A total of 586,075 Public Warrants remained unexercised as of December 27, 2021 and the Company redeemed the Public Warrants for a redemption price of $0.10 per Redeemable Warrant on December 27, 2021.

Note 8 — Warrant Liabilities
As part of Holicity’s initial public offering (“IPO”) in 2020, Holicity issued 9,999,976 warrants to third party investors, and each whole warrant entitles the holder to purchase one share of the Company’s Class A common stock at an exercise price of $11.50 per share (the “Public Warrants”). Simultaneously with the closing of the IPO, Holicity completed the private sale of 5,333,333 warrants to Holicity’s sponsor (“Private Placement Warrants”) and each Private Placement Warrant allows the sponsor to purchase one share of the Company’s Class A common stock at $11.50 per share.
The Private Placement Warrants and the shares of common stock issuable upon the exercise of the Private Placement Warrants are not transferable, assignable or salable until after the completion of a Business Combination, subject to certain limited exceptions. Additionally, the Private Placement Warrants are exercisable for cash or on a cashless basis, at the holder’s option, and are non-redeemable
so long as they are held by the initial purchasers or their permitted transferees. If the Private Placement Warrants are held by someone other than the initial purchasers or their permitted transferees, the Private Placement Warrants will be redeemable by the Company and exercisable by such holders on the same basis as the Public Warrant.
The Company accounts for Public Warrants and Private Placement Warrants as liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in FASB ASC 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC 815, Derivatives and Hedging (“ASC 815”). Specifically, the exercise of the Public and Private Placement Warrants may be settled in cash upon the occurrence of a tender offer or exchange that involves 50% or more of the Company’s Class A shareholders. Because not all of the Company’s shareholders need to participate in such tender offer or exchange to trigger the potential cash settlement and the Company does not control the occurrence of such an event, the Company concluded that the Public Warrants and Private Placement Warrants do not meet the conditions to be classified in equity. Since the Public and Private Placement Warrants meet the definition of a derivative under ASC 815, the Company recorded these warrants as liabilities on the balance sheet at fair value upon the closing of the Business Combination, with subsequent changes in their respective fair values recognized in the consolidated statement of operations at each reporting date.

On November 26, 2021, the Company issued a notice of redemption to redeem all of its Public Warrants and Private Placement Warrants (“Redeemable Warrants”) outstanding as of December 27, 2021. Under the Warrant Agreement, the Company was entitled to redeem not less than all of the outstanding Redeemable Warrants at a Redemption Price of $0.10 per Redeemable Warrant, provided that the last reported sales price of the Class A common stock has been at least $10.00 per share on the trading day prior to the date on which notice of redemption is given, and further provided that there is an effective registration statement covering the shares of Class A common stock issuable upon exercise of the Redeemable Warrants and a current prospectus relating thereto, available through the Redemption Date.
Under the notice of redemption, Company required holders of the Redeemable Warrants to exercise their Warrants on a cashless basis, (the “Cashless Exercise Option”) and holders were not permitted to exercise Redeemable Warrants by paying the $11.50 per share exercise price in cash. Pursuant to the Cashless Exercise Option, an exercising holder of the Redeemable Warrants received a number of shares of Class A common stock (the “Exercise Shares”) equal to the quotient obtained by dividing the product of the number of shares of Class A common stock underlying the Redeemable Warrants, multiplied by the excess of the fair market value of the Class A common stock over the exercise price of the Redeemable Warrants by the fair market value. Since the fair market value was less than the exercise price of the Redeemable Warrants, no Exercise Shares would have been issued if a holder would have elected to exercise its Redeemable Warrant pursuant to the Cashless Exercise Option. Alternatively, holders of the Redeemable Warrants were entitled to elect to receive, in lieu of the redemption price or exercising their Redeemable Warrants pursuant to the Cashless Exercise Option, 0.2560374 shares of Class A common stock for each Redeemable Warrants.
In connection with the redemption, the holders of 9,413,895 Public Warrants and 5,333,333 Private Placement Warrants elected to receive, in lieu of the redemption price, an aggregate 3,775,709 shares of Class A common stock at 0.2560374 shares of Class A Common Stock per Warrant. A total of 586,075 Public Warrants remained unexercised as of December 27, 2021 and the Company redeemed the Public Warrants for a redemption price of $0.10 per Redeemable Warrant. The Public Warrants and Private Placement Warrants were remeasured to fair value as of the exercise or redemption date, resulting in a gain of $25.7 million for year ended December 31, 2021, classified within other income, net in the Consolidated Statements of Operations.